Commitments Contingencies and Concentration Risk (Details)						12 Months Ended
	Nov. 30, 2023 USD ($)	Nov. 21, 2023 USD ($) $ / shares shares	Nov. 13, 2023 USD ($)	Nov. 01, 2023	Nov. 29, 2021	Dec. 31, 2023 USD ($) customer item	Dec. 31, 2022 USD ($) customer	Sep. 30, 2024 USD ($)	Jun. 24, 2024 $ / shares
Major Customer Concentration
Unpaid commitment						$ 410,233		$ 82,677
Price per share | $ / shares									$ 12.11
iDoc
Major Customer Concentration
Contingent liabilities for a legal settlement related to compensation disputes by a former employee						$ 0	$ 90,000
Number of Robots purchased | item						20
Purchase commitment						$ 711,900
Unpaid commitment						$ 531,900
Number of Robots deployed | item						125
Debt instrument interest rate (in percentage)				3.00%		8.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Repayments of debt	$ 80,000		$ 20,000
Common stock shares agreed to sell | shares		300,000
Price per share | $ / shares		$ 2
Debt Conversion, Amount		$ 66,667
Original issue discount		$ 600,000
Accounts receivable | Customer concentration | iDoc
Major Customer Concentration
Number of customers | customer						0	0
Revenues | iDoc
Major Customer Concentration
Number of customers | customer						2	2
Revenues | Customer concentration | Customer two | iDoc
Major Customer Concentration
Percentage of concentration risk						33.00%	25.00%